DEBT (Schedule of Interest Expense Related) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Non-cash amortization of debt discount	$ 9,236	$ 8,670	$ 13,547
Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	753	694
Non-cash amortization of debt discount	7,153	6,855
Interest expense	3,594	3,594
Total interest expense recognized	$ 11,500	$ 11,143
Effective interest rate	4.68%	4.68%